Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 158,170	$ 114,415	$ 62,434
Prepaid expenses and other receivables	4,543	2,101
Total current assets	284,175	203,888
Total assets	369,780	299,219
Current liabilities
Accrued expenses and other payables	26,810	32,620
Total current liabilities	58,205	92,543
Total liabilities	77,852	122,079
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 57,281,861 (2016- 57,011,761)	71	57
Additional paid-in capital	204,998	115,339
Accumulated other comprehensive income (loss)	(2,099)	7,075
Retained earnings	23,820	9,132
Total shareholders' equity	253,433	151,152
Total liabilities and equity	369,780	299,219
Parent Company
Current assets
Cash and cash equivalents	85,049	2,140	$ 813	$ 331
Prepaid expenses and other receivables	1,338	478
Amount due from subsidiaries	82,581	71,097
Dividend receivables	3,195	21,280
Total current assets	172,163	94,995
Investment in subsidiaries	99,485	72,046
Total assets	271,648	167,041
Current liabilities
Accrued expenses and other payables	1,667	1,943
Amount due to subsidiaries	16,548	13,946
Total current liabilities	18,215	15,889
Total liabilities	18,215	15,889
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil	0	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 57,281,861 (2016- 57,011,761)	71	57
Additional paid-in capital	204,998	115,339
Accumulated other comprehensive income (loss)	(2,099)	7,075
Retained earnings	50,463	28,681
Total shareholders' equity	253,433	151,152
Total liabilities and equity	$ 271,648	$ 167,041